UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period: December 1, 2017—November 30, 2018

Item 1: Reports to Shareholders

Annual Report | November 30, 2018 Vanguard New Jersey Tax-Exempt Funds

Vanguard New Jersey Municipal Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	7
New Jersey Municipal Money Market Fund	9
New Jersey Long-Term Tax-Exempt Fund	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

President and Chief Executive Officer

December 18, 2018

Your Fund’s Performance at a Glance

•     For the 12 months ended November 30, 2018, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 1.49% for Investor Shares and 1.57% for Admiral™ Shares. The fund’s benchmark index returned 1.83%.

•     Vanguard New Jersey Municipal Money Market Fund gained 1.21%; the average return of its peers was 0.94%.

•     Although fundamentals remained solid, municipal bonds went through a bumpy patch as federal tax legislation passed in December 2017 affected both supply and demand. With yields rising, municipal bond prices declined across the maturity spectrum, particularly in the intermediate- and long-term ranges.

•     The Long-Term Fund benefited from good security selection and an underweighting of the front end of the yield curve. Its duration positioning, which was longer than that of the benchmark, detracted from returns.

Market Barometer

	Average Annual Total Returns
	Periods Ended November 30, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	5.92%	11.94%	10.89%
Russell 2000 Index (Small-caps)	0.57	10.08	7.50
Russell 3000 Index (Broad U.S. market)	5.53	11.80	10.62
FTSE All-World ex US Index (International)	-7.98	5.59	2.17

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	-1.34%	1.33%	2.03%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	1.13	2.13	3.52
FTSE Three-Month U.S. Treasury Bill Index	1.76	0.92	0.55

CPI
Consumer Price Index	2.18%	2.02%	1.58%

Advisor’s Report

For the 12 months ended November 30, 2018, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 1.49% for Investor Shares and 1.57% for Admiral Shares. Those results lagged the 1.83% return of the Bloomberg Barclays New Jersey Municipal Bond Index.

Municipal bond yields increased across the board; prices declined most at the long end. For both Investor and Admiral Shares, the capital return was –2.03%. Return from income was 3.52% for Investor Shares and 3.60% for Admiral Shares. The Long-Term Fund’s 30-day SEC yield rose 65 basis points to 3.37% for Investor Shares and 61 basis points to 3.43% for Admiral Shares. (A basis point is one one-hundredth of a percentage point.)

Vanguard New Jersey Municipal Money Market Fund gained 1.21%. Yields for tax-exempt money market instruments also moved higher, and the fund’s 7-day SEC yield rose 60 basis points to 1.42%.

Please note that the funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). At the end of the fiscal period, only the Money Market Fund owned such securities.

The investment environment

Macroeconomic fundamentals remained supportive throughout the period. The U.S. economy continued to expand at a robust pace, boosted by tax cuts and more government spending. The unemployment

Yields of Tax-Exempt Municipal Securities

(National Averages, AAA-Rated General Obligation Issues)

	November 30,	November 30,
Maturity	2017	2018
2 years	1.57%	1.98%
5 years	1.76	2.16
10 years	2.15	2.55
30 years	2.79	3.27

Source: Vanguard.

rate dropped to 3.7%, an almost 50-year low, and inflation moved up to hover near the Federal Reserve’s target of 2%.

Given the strength of the economy, the Fed continued to normalize monetary policy through further cuts to its balance sheet and four additional increases to the federal funds target rate, putting it at 2%–2.25%. The Fed made another quarter-percentage-point hike in December, just after the close of the period under review.

Despite the robust backdrop, the markets experienced some periods of volatility. They swooned in late January on concerns that wage gains might push inflation higher and lead to the Fed raising rates more aggressively. October was another rough patch amid an intensification of trade tensions with China and comments from Fed Chairman Jerome Powell on how much higher rates might go, although he went on to tamp down expectations in late November.

The muni market also had to contend with federal tax legislation that was passed in December 2017, which affected supply. One significant change is that municipalities can no longer issue bonds to advance-refund outstanding tax-exempt debt. The tax bill also included a provision—that was dropped just before passage—to eliminate tax exemptions for private activity bonds issued for airports and not-for-profit hospitals and colleges. The uncertainty surrounding this provision resulted in a surge of private activity bond issuance at year-end.

The reduction in the statutory federal corporate tax rate also affected demand for munis, as it made their tax-equivalent yields a little less attractive to nontraditional buyers such as banks and insurance companies (a fairly narrow segment of the market). Municipalities responded by structuring issuance more for traditional buyers, which boosted usable supply for retail investors and mutual funds. A cap on deductions for state and local taxes and mortgage interest payments has also added to the attractiveness of muni bonds for residents of states with high property or local taxes.

Bouts of volatility aside, muni bond yields largely took their cues from the Treasury market, where yields across the maturity spectrum ended the period higher.

New Jersey ended fiscal 2018 with estimated revenues that enabled the operating fund balance of $772 million (2.1% of the overall budget) to remain in line with the $787 million (2.3%) balance for fiscal 2017. The state has projected that the fund balance will remain relatively stable in fiscal 2019, at $765 million (2.0%). The state does not maintain a rainy day fund and uses the operating fund balance as its budgetary cushion.

New Jersey funded its pension actuarially determined contribution (ADC) at 50% during fiscal year 2018, and has budgeted to fund the ADC at 60% in fiscal 2019. In addition, the state added several revenue sources to the fiscal 2019 budget, including a multimillionaire’s tax and a surcharge on transportation arranged through ride-hailing apps such as Uber and Lyft. New Jersey will also will benefit from the ability to tax online sales following a recent U.S. Supreme Court decision. However, several one-time and temporary revenue sources were included in the budget, such as a tax amnesty program and a temporary corporate surcharge, which will need to be replaced with more permanent sources in future budgets and could hamper the business climate.

New Jersey’s credit ratings and outlook were stable for the period. Standard & Poor’s has maintained an A–/stable rating since August 2017, Moody’s Investors Service has maintained an A3/stable rating since March 2017, and Fitch Ratings has maintained an A–/stable rating since August 2016. The ratings primarily reflect the continued phasing-in of 10% increases per year in pension ADC contributions (with a goal of 100% funding by 2023) as well as the on-time passage of the fiscal 2019 budget with some new revenue sources.

However, we expect the state will be challenged to meet the additional ADC funding requirements absent additional revenue sources or expenditure cuts, which could weaken credit—especially in a recession scenario.

Although the state exhibits a diverse economy in the central Northeast Corridor and has high resident wealth and education levels, the cost of living and doing business is very high. New Jersey has one of the highest property taxes in the nation, a large foreclosure inventory, and slower population growth than much of the country—all of which could limit future economic performance and revenue growth.

The state returned to the municipal bond market in 2018 after being absent for several months and issued more than $1 billion of new debt for school facility and state building construction. The state also issued two large refunding deals totaling $2.8 billion for the Transportation Trust Fund. (Vanguard participated in both deals.) In aggregate, while national supply was down 18.9% for the period, New Jersey supply rose by approximately 9%. Demand for New Jersey issuance was mixed.

Management of the funds

Our investment process relies on risk management as we strive to add value through a diversified mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs an objective, complete, and independent analysis of bonds owned by the Long-Term Fund. Our strategic views on the portfolio’s positioning remained unchanged during the fiscal year.

The fund rose in quality as credit-spread levels were on the tighter side, resulting in a modestly overweighted allocation toward bonds with AA and A ratings. As measured by the Bloomberg Barclays New Jersey Municipal Bond Index, New Jersey bonds rated AA returned 1.89% for the

12 months, ahead of the 1.83% return for A-rated bonds and trailing the 1.91% return for BBB-rated bonds.

The Money Market Fund maintained high levels of liquidity. We also continued to hold variable-rate demand notes as their coupons reset periodically to reflect the prevailing interest rate environment.

Outlook

In the absence of any external shocks, the U.S. economy is on pace to break above its long-term potential growth rate in 2018 and 2019—given the front-loaded effects of tax cuts and increased government spending coming on top of solid fundamentals—before dropping back toward 2%. That growth, along with some upward pressure on wages reflecting the tight labor market, may push up the U.S. Core Personal Consumption Expenditure Price Index through the first part of 2019. Against this backdrop, the Fed is likely to keep raising rates and trimming the amount of Treasuries and mortgage-backed securities on its balance sheet into 2019.

We see this bounce as cyclical, however, and still expect long-term structural pressures from an aging population, global sourcing of goods and labor, and technological disruptions to result in moderate long-term growth and inflation.

We may continue to see bouts of volatility in the bond market related to shifting expectations for inflation and interest rates. Other potential volatility triggers we’ll be watching include an intensification of trade disputes, flare-ups in geopolitical tensions, uncertainty over Brexit, and government spending in Italy.

Global monetary policy should converge, with central banks in developed countries adopting less accommodative stances—some raising rates, some planning to do so, some reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could rattle the markets.

As always, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the funds’ performance, whatever the markets may bring.

Paul M. Malloy, CFA, Principal,

Head of Municipal Bond Group

John M. Carbone, Principal,

Portfolio Manager

Adam M. Ferguson, CFA,

Portfolio Manager

Vanguard Fixed Income Group

December 17, 2018

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2018	11/30/2018	Period
Based on Actual Fund Return
New Jersey Municipal Money Market Fund	$1,000.00	$1,006.53	$0.80
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,005.05	$0.80
Admiral Shares	1,000.00	1,005.38	0.45
Based on Hypothetical 5% Yearly Return
New Jersey Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.27	$0.81
Admiral Shares	1,000.00	1,024.62	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Municipal Money Market Fund, 0.16%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

New Jersey Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2008, Through November 30, 2018

Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New Jersey Municipal Money Market Fund	1.21%	0.42%	0.28%	$10,281
Spliced New Jersey Tax-Exempt Money Market Funds Average	0.94	0.27	0.16	10,164

Spliced New Jersey Tax-Exempt Money Market Funds Average: New Jersey Tax-Exempt Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market Funds Average thereafter. Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

New Jersey Municipal Money Market Fund

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New Jersey Municipal Money Market Fund	2/3/1988	1.10%	0.37%	0.28%

New Jersey Municipal Money Market Fund

Distribution by Issuer

As of November 30, 2018

Tax-Exempt Securities	100%

New Jersey Municipal Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
New Jersey (100.5%)
Bergen County NJ GO	2.500%	12/13/18		15,000	15,004
Bergenfield NJ BAN	2.500%	2/28/19		9,300	9,320
Bloomfield Township NJ BAN	3.000%	4/9/19		6,865	6,893
Burlington County NJ Bridge Commission Revenue	2.500%	12/12/18		7,500	7,502
Burlington County NJ Bridge Commission Revenue (Lutheran Home at Moorestown Project) VRDO	1.680%	12/7/18	LOC	1,905	1,905
Burlington County NJ GO	3.000%	5/9/19		13,165	13,227
Burlington NJ Bridge Commission Revenue	3.250%	11/26/19		5,000	5,055
Chatham Township NJ BAN	2.750%	5/1/19		11,014	11,060
Cherry Hill Township NJ BAN	3.000%	6/5/19		5,526	5,556
Cranford Township NJ BAN	3.000%	5/17/19		9,500	9,547
Delaware River & Bay Authority New Jersey Revenue VRDO	1.680%	12/7/18	LOC	5,900	5,900
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	1.650%	12/7/18	LOC	30,415	30,415
Essex County NJ Improvement Authority BAN	5.000%	9/10/19		6,440	6,586
Essex County NJ Improvement Authority Revenue (Fern Senior Housing Project) VRDO	1.690%	12/7/18	LOC	7,300	7,300
Essex County NJ Improvement Authority Revenue (Jewish Community Center of MetroWest Inc. Project) VRDO	1.790%	12/7/18	LOC	9,065	9,065
Essex County NJ Improvement Authority Revenue (Pooled Government Loan) VRDO	1.670%	12/7/18	LOC	17,115	17,115
Fair Lawn NJ BAN	3.000%	9/13/19		9,990	10,072
Freehold NJ BAN	4.000%	11/5/19		1,000	1,017
Gloucester County NJ Pollution Control Financing Authority Revenue (ExxonMobil Project) VRDO	1.080%	12/3/18		33,375	33,375
Haddonfield NJ BAN	2.750%	6/21/19		5,605	5,629
Hamilton Township NJ Mercer County Ban	3.000%	5/21/19		20,352	20,460
Howell NJ BAN	3.000%	10/11/19		3,000	3,025
Howell Township NJ TAN	2.750%	2/21/19		9,000	9,019
Hudson County NJ BAN	3.000%	12/12/18		6,184	6,187

New Jersey Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
[1] Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	1.730%	12/7/18		4,875	4,875
Hudson County NJ Improvement Authority Pooled BAN	3.000%	6/4/19		3,200	3,217
Hudson County NJ Improvement Authority Pooled Revenue	2.500%	3/21/19		7,700	7,722
Jersey City NJ GO	2.500%	1/18/19		14,734	14,749
Lawrence Township NJ BAN	3.000%	6/21/19		3,345	3,366
Lawrence Township NJ BAN	3.000%	7/19/19		8,550	8,614
Linden NJ BAN	2.500%	12/11/18		5,000	5,001
[2] Livingston NJ BAN	3.500%	10/11/19		7,500	7,586
Mercer NJ BAN	5.000%	2/28/19		15,000	15,119
Monroe Township NJ BAN	3.000%	6/11/19		10,000	10,064
Montclair NJ GO	3.500%	11/1/19		1,870	1,893
Morris Plains NJ BAN	2.750%	6/28/19		10,331	10,386
Mount Laurel NJ GO	3.000%	3/5/19		13,148	13,188
New Jersey Economic Development Authority Industrial Development Revenue (Ocean Spray Cranberries Inc. Project) VRDO	1.840%	12/7/18	LOC	8,000	8,000
New Jersey Economic Development Authority Revenue (Applewood Estates Project) VRDO	1.600%	12/7/18	LOC	15,700	15,700
New Jersey Economic Development Authority Revenue (Columbia University Project) CP	1.720%	1/4/19		5,110	5,110
New Jersey Economic Development Authority Revenue (Cooper Health System Project) VRDO	1.650%	12/7/18	LOC	34,000	34,000
[1] New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	1.740%	12/7/18	LOC	3,000	3,000
New Jersey Economic Development Authority Revenue Pollution Control Revenue (Exxon Project) VRDO	1.050%	12/3/18		13,000	13,000
New Jersey Economic Development Authority Revenue(Trustees of the Lawrenceville School Project) VRDO	1.150%	12/3/18		23,900	23,900
New Jersey Economic Development Authority Revenue(Trustees of the Lawrenceville School Project) VRDO	1.300%	12/3/18		25,000	25,000
New Jersey Educational Facilities Authority Revenue (Institute for Advanced Studies) VRDO	1.580%	12/7/18		16,300	16,300
New Jersey Educational Facilities Authority Revenue (Institute for Advanced Studies) VRDO	1.580%	12/7/18		14,200	14,200
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/19		2,380	2,423
[1] New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.540%	12/7/18		6,000	6,000
[1] New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.540%	12/7/18		4,000	4,000
[1] New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.670%	12/7/18		3,330	3,330

New Jersey Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
[1] New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.720%	12/7/18		4,330	4,330
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19	(Prere.)	9,845	10,121
[1] New Jersey Environmental Infrastructure Trust Revenue TOB VRDO	1.700%	12/7/18		3,535	3,535
New Jersey Health Care Facilities Finance Authority (Community Hospital Group Inc.) VRDO	1.740%	12/7/18	LOC	1,000	1,000
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	1.680%	12/7/18	LOC	44,965	44,965
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	1.680%	12/7/18	LOC	19,795	19,795
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) VRDO	1.600%	12/7/18	LOC	12,920	12,920
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health) VRDO	1.680%	12/7/18	LOC	14,640	14,640
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset Pooled Program) VRDO	1.660%	12/7/18	LOC	23,050	23,050
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset Pooled Program) VRDO	1.660%	12/ 7/18	LOC	19,515	19,515
New Jersey Health Care Facilities Financing Authority Revenue (MHAC I LLC) VRDO	1.690%	12/7/18	LOC	8,540	8,540
New Jersey Health Care Facilities Financing Authority Revenue (MHAC I LLC) VRDO	1.690%	12/7/18	LOC	11,585	11,585
[1] New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System) TOB VRDO	1.690%	12/7/18		4,140	4,140
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University) VRDO	1.580%	12/7/18	LOC	6,950	6,950
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Health Care Corp.) VRDO	1.650%	12/7/18	LOC	12,850	12,850
New Jersey Health Care Facilities Financing Authority Revenue (Southern Ocean County Hospital) VRDO	1.690%	12/7/18	LOC	13,625	13,625
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.350%	12/3/18	LOC	11,000	11,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.350%	12/3/18	LOC	6,000	6,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.630%	12/7/18	LOC	48,725	48,725
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.650%	12/7/18	LOC	3,330	3,330
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.650%	12/7/18	LOC	3,420	3,420
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/18		5,000	5,000

New Jersey Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
[1] New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.720%	12/7/18		2,610	2,610
[1] New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.760%	12/7/18		21,450	21,450
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	1.630%	12/7/18	LOC	6,515	6,515
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	1.640%	12/7/18	LOC	66,300	66,300
[1] New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	1.720%	12/7/18		4,950	4,950
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	1.710%	12/7/18		5,685	5,685
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	1.720%	12/7/18		21,110	21,110
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	1.760%	12/7/18		1,440	1,440
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	12/15/18	(Prere.)	19,295	19,372
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	(Prere.)	2,800	2,808
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	(Prere.)	6,510	6,528
[1] New Jersey Turnpike Authority Revenue TOB VRDO	1.740%	12/7/18	LOC	15,430	15,430
New Milford NJ GO	3.000%	4/12/19		9,883	9,924
North Brunswick NJ Township Board of Education GO	4.500%	7/15/19		2,035	2,067
Ocean City NJ BAN	2.750%	6/13/19		20,725	20,832
Ocean NJ GO	5.000%	8/1/19		1,125	1,148
[1] Ocean NJ GO TOB VRDO	1.690%	12/7/18		2,360	2,360
Parsippany-Troy Hills NJ NTS	3.250%	11/15/19		2,000	2,022
Pequannock Township NJ BAN	3.000%	7/19/19		9,674	9,745
Piscataway Township NJ GO	3.000%	12/14/18		5,000	5,002
Port Authority of New York & New Jersey Revenue CP	1.750%	12/3/18		18,405	18,405
Port Authority of New York & New Jersey Revenue CP	1.730%	12/6/18		15,055	15,055
Port Authority of New York & New Jersey Revenue CP	1.770%	12/12/18		17,680	17,680
Port Authority of New York & New Jersey Revenue CP	1.800%	12/18/18		8,600	8,600
Port Authority of New York & New Jersey Revenue CP	1.780%	1/4/19		9,045	9,045
Port Authority of New York & New Jersey Revenue CP	1.780%	1/4/19		6,450	6,450
Port Authority of New York & New Jersey Revenue CP	1.790%	1/10/19		5,105	5,105

New Jersey Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Port Authority of New York & New Jersey Revenue CP	1.790%	1/11/19		5,320	5,320
Port Authority of New York & New Jersey Revenue CP	1.820%	1/16/19		2,000	2,000
Port Authority of New York & New Jersey Revenue CP	1.800%	1/18/19		7,855	7,855
Port Authority of New York & New Jersey Revenue CP	1.830%	2/13/19		5,000	5,000
Port Authority of New York & New Jersey Revenue CP	1.850%	2/20/19		17,650	17,650
Port Authority of New York & New Jersey Revenue CP	1.830%	2/26/19		5,385	5,385
Port Authority of New York & New Jersey Revenue CP	1.850%	2/27/19		10,000	10,000
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.690%	12/7/18		5,600	5,600
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.700%	12/7/18		1,220	1,220
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.700%	12/7/18		3,750	3,750
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.710%	12/7/18		870	870
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.720%	12/7/18		3,500	3,500
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.720%	12/7/18		1,170	1,170
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.740%	12/7/18		1,000	1,000
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.740%	12/7/18		4,000	4,000
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.740%	12/7/18		1,100	1,100
[1] Port Authority of New York & New Jersey Revenue TOB VRDO	1.770%	12/7/18		2,385	2,385
[1] Port Authority of New York & New Jersey TOB VRDO	1.710%	12/7/18		1,950	1,950
Princeton University New Jersey CP	1.680%	1/16/19		5,000	5,000
Reading PA School District BAN	2.000%	1/29/19		1,850	1,850
Ridgewood NJ BAN	3.000%	8/16/19		4,000	4,031
Rutgers State University New Jersey CP	1.800%	12/17/18		13,049	13,049
[1] Rutgers State University New Jersey Revenue TOB VRDO	1.680%	12/7/18		14,800	14,800
[1] Rutgers State University New Jersey Revenue TOB VRDO	1.700%	12/7/18		5,740	5,740
[1] Rutgers State University New Jersey Revenue TOB VRDO	1.700%	12/7/18		2,315	2,315
[1] Rutgers State University New Jersey Revenue TOB VRDO	1.700%	12/7/18		4,035	4,035
[1] Rutgers State University New Jersey Revenue TOB VRDO	1.720%	12/7/18		6,700	6,700
[1] Rutgers State University New Jersey Revenue TOB VRDO	1.720%	12/7/18		11,780	11,780
[1] Rutgers State University New Jersey Revenue TOB VRDO	1.720%	12/7/18	(Prere.)	6,335	6,335

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)

Rutgers State University New Jersey Revenue VRDO	1.690%	12/3/18	6,700	6,700
Secaucus NJ BAN	2.750%	8/9/19	4,969	4,997
Secaucus NJ BAN	3.000%	8/9/19	5,000	5,031
Somerset County NJ BAN	3.000%	9/16/19	7,000	7,059
Somerset County NJ Improvement Authority Capital Equipment Lease Revenue	3.000%	12/14/18	1,525	1,526
Somerset County NJ Improvement Authority Capital Equipment Lease Revenue	3.000%	6/6/19	5,000	5,028
Summit NJ BAN	3.000%	4/5/19	14,702	14,756
Union County NJ Improvement Authority Lease Revenue	4.000%	2/1/19	1,000	1,004
Union County NJ Pollution Control Financing Authority Revenue (Exxon Project) VRDO	1.050%	12/3/18	21,000	21,000
Union County NJ Pollution Control Financing Authority Revenue (Exxon Project) VRDO	1.080%	12/3/18	23,850	23,850
[1] Union County NJ Utilities Authority Revenue TOB VRDO	1.690%	12/7/18	3,500	3,500
[1] Union County NJ Utilities Authority Revenue TOB VRDO	1.760%	12/7/18	8,815	8,815
[2] Union Township NJ BAN	3.000%	2/5/19	11,179	11,200
Voorhees NJ BAN	2.750%	8/20/19	5,609	5,641
Washington Township NJ Bergen County BAN	2.750%	8/2/19	6,000	6,035
West Caldwell NJ BAN	3.000%	12/14/18	3,564	3,565
West Milford NJ BAN	3.000%	9/20/19	3,598	3,626
Woodbridge Township NJ BAN	2.500%	3/22/19	13,700	13,735
Total Tax-Exempt Municipal Bonds (Cost $1,429,109)				1,429,109

Amount
($000)
Other Assets and Liabilities (-0.5%)
Other Assets
Investment in Vanguard	75
Receivables for Investment Securities Sold	255
Receivables for Capital Shares Issued	4,113
Receivables for Accrued Income	8,725
Other Assets	1,274
Total Other Assets	14,442
Liabilities
Payables for Investment Securities Purchased	(18,785)
Payables for Capital Shares Redeemed	(3,056)
Payables for Distributions	(99)
Payables to Vanguard	(106)
Total Liabilities	(22,046)
Net Assets (100%)
Applicable to 1,421,263,733 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,421,505
Net Asset Value Per Share	$1.00

New Jersey Municipal Money Market Fund

At November 30, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	1,421,552
Total Distributable Earnings (Loss)	(47)
Net Assets	1,421,505

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $170,575,000, representing 12.0% of net assets.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018. A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Municipal Money Market Fund

Statement of Operations

Year Ended
November 30, 2018
($000)
Investment Income
Income
Interest	18,604
Total Income	18,604
Expenses
The Vanguard Group—Note B
Investment Advisory Services	346
Management and Administrative	1,484
Marketing and Distribution	288
Custodian Fees	20
Auditing Fees	29
Shareholders’ Reports and Proxy	18
Trustees’ Fees and Expenses	1
Total Expenses	2,186
Expenses Paid Indirectly	(13)
Net Expenses	2,173
Net Investment Income	16,431
Realized Gain (Loss) on Investment Securities Sold	(42)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,389

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2018 ($000)	2017 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,431	7,852
Realized Net Gain (Loss)	(42)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,389	7,850
Distributions
Net Investment Income	(16,432)	(7,852)
Realized Capital Gain	—	—
Total Distributions	(16,432)	(7,852)
Capital Share Transactions (at $1.00 per share)
Issued	899,807	719,105
Issued in Lieu of Cash Distributions	15,409	7,490
Redeemed	(783,089)	(635,193)
Net Increase (Decrease) from Capital Share Transactions	132,127	91,402
Total Increase (Decrease)	132,084	91,400
Net Assets
Beginning of Period	1,289,421	1,198,021
End of Period	1,421,505	1,289,421

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.012 [1]	.006 [1]	.002	.0001	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.012	.006	.002	.0001	.0001
Distributions
Dividends from Net Investment Income	(.012)	(.006)	(.002)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.012)	(.006)	(.002)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.21%	0.63%	0.24%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,422	$1,289	$1,198	$1,345	$1,474
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.14%[3]	0.08%[3]	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.21%	0.63%	0.23%	0.01%	0.01%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, and 0.16% for 2014. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2018, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

New Jersey Municipal Money Market Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2018, the fund had contributed to Vanguard capital in the amount of $75,000, representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended November 30, 2018, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At November 30, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	99
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(47)
Net Unrealized Gains (Losses)	—

New Jersey Municipal Money Market Fund

As of November 30, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,429,109
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

F.  The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2018, such purchases and sales were $366,735,000 and $179,215,000, respectively.

G. Management has determined that no events or transactions occurred subsequent to November 30, 2018, that would require recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2008, Through November 30, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New Jersey Long-Term Tax-Exempt Fund Investor Shares	1.49%	4.26%	4.90%	$16,142
Bloomberg Barclays NJ Municipal Bond Index	1.83	3.92	5.04	16,344
Bloomberg Barclays Municipal Bond Index	1.13	3.52	4.88	16,101

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New Jersey Long-Term Tax-Exempt Fund Admiral Shares	1.57%	4.35%	4.99%	$81,388
Bloomberg Barclays NJ Municipal Bond Index	1.83	3.92	5.04	81,719
Bloomberg Barclays Municipal Bond Index	1.13	3.52	4.88	80,506

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	1.56%	4.32%	3.84%	0.98%	4.82%
Admiral Shares	5/14/2001	1.65	4.41	3.93	0.98	4.91

New Jersey Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of November 30, 2018

Under 1 Year	4.7%
1 - 3 Years	2.3
3 - 5 Years	2.3
5 - 10 Years	12.9
10 - 20 Years	43.0
20 - 30 Years	30.9
Over 30 Years	3.9

New Jersey Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New Jersey (98.9%)
Atlantic City NJ GO	5.000%	11/1/22		3,000	2,879
Atlantic City NJ GO	4.000%	11/1/23	(4)	1,425	1,486
Atlantic City NJ GO	5.000%	3/1/26	(15)	250	283
Atlantic City NJ GO	5.000%	3/1/32	(15)	750	833
Atlantic City NJ GO	5.000%	3/1/37	(15)	1,000	1,088
Atlantic City NJ GO	5.000%	3/1/42	(15)	1,250	1,347
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/28	(4)	3,000	3,393
Bergen County NJ Improvement Authority Pooled Loan Revenue	5.000%	2/15/20		455	472
Bergen County NJ Improvement Authority Pooled Loan Revenue	5.000%	2/15/39		4,000	4,443
Burlington County NJ Bridge Commission Revenue	5.000%	10/1/31		1,000	1,168
Burlington County NJ Bridge Commission Revenue	5.000%	10/1/36		1,000	1,142
Burlington County NJ Bridge Commission Revenue (Burlington County Solid Waste Project)	5.000%	10/1/27		4,100	4,581
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/28		1,500	1,630
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/29		3,500	3,786
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/30		3,805	4,096
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/31		4,970	5,328
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/32		2,500	2,669
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/33		1,000	1,065

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/34		1,500	1,593
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.750%	2/15/42		12,625	13,547
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/32		6,035	6,544
Camden County NJ Improvement Authority Revenue	5.000%	1/15/22	(Prere.)	3,225	3,514
Camden County NJ Improvement Authority Revenue	5.000%	1/15/22	(Prere.)	3,600	3,922
Camden County NJ Improvement Authority Revenue	5.000%	1/15/32		515	590
Camden County NJ Improvement Authority Revenue	5.000%	1/15/34		500	568
Camden County NJ Improvement Authority Revenue	4.000%	1/15/36		500	513
Camden County NJ Improvement Authority Revenue	4.000%	1/15/38		880	897
Camden County NJ Improvement Authority Revenue	4.000%	1/15/39		1,000	1,016
[1] Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	4.000%	10/1/54	(15)	6,000	5,851
[1] Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	5.000%	10/1/58	(15)	5,500	5,971
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/42		9,980	10,719
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/29		300	340
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/31		1,525	1,758
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/31		500	563
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/33		2,250	2,575
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	4.000%	7/1/34	(15)	2,660	2,763
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/35		4,495	5,101
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/42		9,000	10,042
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/47		5,500	6,111
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		4,335	4,696
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/27		2,660	2,869
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/33		3,000	3,283
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37		15,020	16,299

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/40		2,500	2,702
Essex County NJ Improvement Authority GO	4.000%	9/1/40		1,440	1,465
Essex County NJ Improvement Authority GO	4.000%	9/1/41		1,440	1,463
Essex County NJ Improvement Authority GO	4.000%	9/1/42		1,440	1,462
Essex County NJ Improvement Authority GO	4.000%	9/1/43		1,440	1,461
Essex County NJ Improvement Authority GO	4.000%	9/1/44		1,440	1,459
Essex County NJ Improvement Authority GO	4.000%	9/1/45		1,440	1,458
Essex County NJ Improvement Authority GO	4.000%	9/1/46		1,440	1,457
Essex County NJ Improvement Authority GO	4.000%	9/1/47		1,440	1,456
Essex County NJ Improvement Authority GO	4.000%	9/1/48		1,440	1,456
Fort Lee NJ Parking Authority Parking Revenue	5.000%	9/15/46		5,000	5,562
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/28	(4)	6,535	4,730
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28	(4)	21,545	25,279
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/27	(4)	1,575	1,808
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/29	(4)	1,500	1,704
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/30		3,910	4,355
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/30	(4)	1,200	1,357
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/31		1,950	2,165
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/32		1,775	1,966
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/33		2,275	2,513
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/34		1,200	1,322
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/44		1,500	1,625
Harrison NJ GO	4.000%	3/1/38	(15)	1,945	1,980
Harrison NJ GO	4.000%	3/1/41	(15)	2,180	2,204
Hudson County NJ Improvement Authority Lease Revenue	5.000%	5/1/41		5,515	6,089
Hudson County NJ Improvement Authority Lease Revenue	5.000%	8/1/42		1,300	1,427
Hudson County NJ Improvement Authority Lease Revenue	5.250%	5/1/51		7,000	7,778
Hudson County NJ Improvement Authority Lease Revenue (Union City School District Parking Project)	5.000%	6/15/37		1,500	1,612
Hudson County NJ Improvement Authority Solid Waste Systems Revenue	5.750%	1/1/35		2,000	2,076
Hudson County NJ Improvement Authority Solid Waste Systems Revenue	6.000%	1/1/40		3,000	3,121
Jersey City NJ GO	5.000%	11/1/31		510	585
Jersey City NJ GO	5.000%	11/1/33		415	475
Jersey City NJ GO	4.000%	11/1/34		2,000	2,107

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jersey City NJ GO	4.000%	11/1/35		1,170	1,227
Jersey City NJ GO	4.000%	11/1/36		1,765	1,845
Jersey City NJ GO	5.000%	11/1/37		1,000	1,128
Mercer County NJ Improvement Authority Revenue (Courthouse Annex Project)	5.000%	9/1/40		2,480	2,754
Middlesex County NJ COP	4.000%	6/15/28		350	379
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	7/15/32		1,000	1,158
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	7/15/34		1,800	1,895
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	7/15/35		1,275	1,455
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	7/15/36		1,200	1,366
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	7/15/37		2,000	2,069
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	7/15/38		1,500	1,543
Monroe Township NJ Board of Education GO	5.000%	3/1/38		3,000	3,312
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25		615	666
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28		465	504
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30		570	617
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31		600	649
New Brunswick NJ Parking Authority Revenue	4.000%	9/1/37	(4)	2,000	2,038
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39	(15)	2,000	2,214
New Jersey Building Authority Revenue	4.000%	6/15/26	(Prere.)	395	436
New Jersey Building Authority Revenue	4.000%	6/15/30		605	601
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/28	(4)	2,000	2,164
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/29	(4)	2,500	2,693
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/30	(4)	2,950	3,168
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/31	(4)	1,500	1,607
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/32	(4)	1,250	1,337
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.250%	11/1/44		13,930	14,643
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/38		4,650	5,108
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/46		7,150	7,841
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		2,375	2,573
New Jersey Economic Development Authority Revenue	4.125%	6/15/26		2,500	2,598
New Jersey Economic Development Authority Revenue	4.125%	6/15/27		2,750	2,833
New Jersey Economic Development Authority Revenue	5.500%	6/15/29		5,000	5,605
New Jersey Economic Development Authority Revenue	5.500%	6/15/30		9,000	10,043

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue	5.500%	6/15/31		5,475	6,072
New Jersey Economic Development Authority Revenue	5.000%	6/15/33		3,500	3,713
New Jersey Economic Development Authority Revenue	5.250%	6/15/33		6,000	6,435
New Jersey Economic Development Authority Revenue	5.000%	6/15/34		3,000	3,166
New Jersey Economic Development Authority Revenue	5.000%	6/15/35		1,800	1,891
New Jersey Economic Development Authority Revenue	5.250%	6/15/40		10,000	10,527
New Jersey Economic Development Authority Revenue	5.000%	6/15/41		4,250	4,409
New Jersey Economic Development Authority Revenue	5.000%	6/15/42		5,000	5,149
New Jersey Economic Development Authority Revenue	5.000%	6/15/42		5,000	5,171
New Jersey Economic Development Authority Revenue	5.000%	6/15/47		10,000	10,294
New Jersey Economic Development Authority Revenue	4.625%	6/15/48		8,000	7,865
New Jersey Economic Development Authority Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41		2,105	2,129
New Jersey Economic Development Authority Revenue (Biomedical Research Facilities)	5.000%	7/15/27		1,000	1,095
New Jersey Economic Development Authority Revenue (Biomedical Research Facilities)	5.000%	7/15/28		1,000	1,087
New Jersey Economic Development Authority Revenue (Biomedical Research Facilities)	5.000%	7/15/30		1,000	1,071
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23		2,500	2,671
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/25		5,990	6,370
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26		8,500	9,010
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/28		2,000	2,106
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/29		1,400	1,471
New Jersey Economic Development Authority Revenue (Lions Gate Project)	5.250%	1/1/44		4,130	4,079
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/25	(14)	5,360	6,036
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	(14)	2,025	2,300
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28	(15)	4,000	4,527
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33		2,000	2,122
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/34		2,500	2,404

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
[2] New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) TOB VRDO	1.840%	12/7/18		4,250	4,250
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24	(14)	6,000	6,688
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/19	(Prere.)	8,000	8,177
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19		810	827
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21	(Prere.)	3,005	3,210
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21	(Prere.)	1,210	1,292
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	3/1/21	(Prere.)	2,700	2,913
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22		1,110	1,170
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23		2,290	2,409
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23		300	319
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		375	394
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24	(2)	1,500	1,695
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		2,500	2,681
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/25	(4)	2,380	2,632
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25		3,460	3,637
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25	(4)	1,660	1,918
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26		6,105	6,740
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/26		3,000	3,152
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27		1,000	1,050
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	6/15/28		6,465	7,284
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/28	(14)	2,165	2,541
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/29	(14)	7,055	8,335
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29		3,815	3,874
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/30		6,360	6,693
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/30		6,975	7,399
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.750%	6/15/31		2,270	2,388

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/31		4,000	4,230
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/31		7,105	7,273
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32		4,005	4,193
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/32		3,780	3,867
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/33	(4)	1,500	1,621
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34		2,685	2,832
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/35		12,095	12,577
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/38		5,000	5,160
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40		11,485	11,868
[2] New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	1.790%	12/7/18	(12)	1,235	1,235
New Jersey Economic Development Authority Revenue (Seeing Eye Inc. Project)	5.000%	6/1/32		2,295	2,620
New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	4.500%	6/15/40		1,565	1,555
New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/43		3,545	3,673
New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	4.000%	7/1/24		2,000	2,049
New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	5.000%	7/1/29		2,000	2,099
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35		6,025	6,146
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/38		700	710
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/47		7,670	7,734
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Kean University Student Housing Project)	5.000%	7/1/32		1,100	1,176
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Kean University Student Housing Project)	5.000%	7/1/37		600	632
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Kean University Student Housing Project)	5.000%	7/1/47		1,500	1,568

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/20	(Prere.)	1,440	1,513
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/20	(Prere.)	1,160	1,225
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.875%	6/1/20	(Prere.)	8,280	8,758
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/42	(4)	10,000	10,757
New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/30		2,515	2,666
New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/35		2,000	2,089
New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/48		13,000	13,376
New Jersey Economic Development Authority School Revenue (Foundation Academy Charter School Project)	4.000%	7/1/29		350	344
New Jersey Economic Development Authority School Revenue (Foundation Academy Charter School Project)	5.000%	7/1/38		350	365
New Jersey Economic Development Authority School Revenue (Foundation Academy Charter School Project)	5.000%	7/1/50		1,100	1,136
New Jersey Economic Development Authority School Revenue (University Heights Charter School Project)	5.625%	9/1/38		400	407
New Jersey Economic Development Authority School Revenue (University Heights Charter School Project)	5.750%	9/1/50		1,375	1,402
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/28		1,000	1,129
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/29		750	843
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/32		1,000	1,040
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/33		1,250	1,295
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/38		1,250	1,357
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/43		2,500	2,706
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/1/21		4,335	4,565

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Educational Facilities Authority Revenue (Kean University)	5.500%	9/1/19	(Prere.)	12,500	12,836
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/30		2,500	2,841
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/31		13,375	15,139
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/33		75	84
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/33		3,170	3,519
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/34		2,000	2,215
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/35		2,100	2,319
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/36		1,150	1,267
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/39		8,015	8,716
New Jersey Educational Facilities Authority Revenue (New Jersey City University)	5.000%	7/1/40		4,000	4,339
New Jersey Educational Facilities Authority Revenue (New Jersey City University)	5.000%	7/1/45		1,000	1,080
New Jersey Educational Facilities Authority Revenue (New Jersey Institute of Technology)	5.000%	7/1/31		1,000	1,041
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/31		5,800	6,826
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/32		3,000	3,517
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/35		8,335	9,675
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/36		4,975	5,756
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/29		1,430	1,546
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/30		1,500	1,622
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/31		1,575	1,702
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/33	(4)	2,500	2,827
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/34	(4)	2,500	2,813
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/37		2,065	2,216
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/40		2,150	2,337
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/42		2,390	2,559
New Jersey Educational Facilities Authority Revenue (Rowan University)	5.000%	7/1/30	(4)	565	639
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/31		1,165	1,295

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/33		1,000	1,095
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/33		430	476
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/34		850	938
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/37		1,445	1,586
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/38		1,225	1,336
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/42		2,900	3,174
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/43		1,500	1,627
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	4.000%	7/1/47		6,000	6,009
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/29		1,320	1,511
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/32		2,530	2,863
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/33		2,340	2,635
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/34		1,340	1,501
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/35		1,485	1,657
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/42		2,000	2,190
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/47		1,750	1,907
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/28		3,000	3,335
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/30		4,000	4,401
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/31		4,150	4,547
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/32		2,890	3,158
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/33		1,475	1,606
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/34	(4)	1,475	1,638
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/35	(4)	2,100	2,327
New Jersey Educational Facilities Authority Revenue (Stockton University)	4.000%	7/1/36	(4)	1,800	1,821
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/41		3,000	3,196
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19	(Prere.)	65	67
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19	(Prere.)	7,250	7,450
New Jersey Educational Facilities Authority Revenue (William Paterson University)	5.000%	7/1/31	(15)	2,145	2,411

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Educational Facilities Authority Revenue (William Paterson University)	5.000%	7/1/37	(4)	1,450	1,614
New Jersey Educational Facilities Authority Revenue (William Paterson University)	5.000%	7/1/42	(4)	1,750	1,927
New Jersey GO	5.000%	6/1/29		4,955	5,571
New Jersey GO	5.000%	6/1/31		4,590	5,114
New Jersey GO	5.000%	6/1/31		4,000	4,452
New Jersey GO	5.000%	6/1/32		2,760	3,065
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/27		11,095	11,870
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33		5,085	5,362
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21	(Prere.)	1,500	1,648
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27		95	95
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30		500	572
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31		300	342
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41		16,050	15,995
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/44		22,730	24,401
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20	(Prere.)	2,025	2,091
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/27		3,645	3,968
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/32		2,000	2,192
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	4.000%	7/1/34		1,280	1,333
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	4.000%	7/1/36		5,000	5,158
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/27		1,335	1,564
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/28		6,095	7,087
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/29		4,885	5,649
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/31		2,345	2,688

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/35		4,000	4,513
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/37		6,755	7,576
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/38		2,500	2,795
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/39		5,000	5,580
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/52		3,000	3,267
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/57		3,000	3,264
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.250%	7/1/57		4,000	4,456
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	5.000%	7/1/25		3,365	3,490
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.750%	10/1/19	(Prere.)	2,505	2,582
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/31		700	763
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/32		800	870
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/33		1,615	1,752
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/34		1,415	1,531
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/45		4,050	4,300
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/35		2,500	2,773
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/36		2,365	2,613
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/37		2,000	2,206
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/42		3,000	3,283

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/47		14,685	14,639
[2] New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group) TOB VRDO	1.840%	12/7/18		8,975	8,975
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/28		5,130	5,803
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/30		5,000	5,596
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/33		2,220	2,462
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/34		2,725	3,012
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	4.000%	7/1/41		3,700	3,711
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/46		2,000	2,161
New Jersey Health Care Facilities Financing Authority Revenue (Kennedy Health Systems)	5.000%	7/1/22	(Prere.)	1,750	1,921
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/27		1,000	1,155
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/31		2,000	2,258
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/32		2,630	2,957
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/33		3,340	3,737
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/34		2,190	2,437
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/39		5,000	5,486
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/32		1,000	1,109
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/33		2,150	2,377
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/34		1,200	1,323

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.250%	7/1/35		7,070	7,777
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/39		3,500	3,816
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/43		4,000	4,318
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.500%	7/1/43		8,010	8,838
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/31		7,500	8,494
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/33		5,080	5,716
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/43		22,400	24,776
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	0.000%	7/1/21	(ETM)	1,260	1,189
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.000%	7/1/21	(Prere.)	2,000	2,145
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.625%	7/1/21	(Prere.)	5,260	5,722
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.625%	7/1/21	(Prere.)	2,330	2,535
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/28		1,500	1,647
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/29		1,335	1,458
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/30		1,100	1,196
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/31		1,200	1,299
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/35		3,185	3,397
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/36		1,000	1,062
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/41		9,510	9,978

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/48		10,060	9,378
New Jersey Health Care Facilities Financing Authority Revenue (St. Luke’s Warren Hospital Obligated Group)	4.500%	8/15/43		5,800	5,905
New Jersey Health Care Facilities Financing Authority Revenue (St. Peter’s University Hospital Obligated Group)	6.250%	7/1/35		2,115	2,242
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/27		1,165	1,306
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/28		1,000	1,114
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/29		2,875	3,183
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/30		800	881
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/30		2,745	3,022
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/27	(4)	2,000	2,255
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/29	(4)	1,950	2,177
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/30	(4)	1,650	1,835
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38	(4)	4,095	4,098
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/46	(4)	7,950	8,574
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/27		4,000	4,458
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/28		3,000	3,328
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/29		2,410	2,662
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.350%	12/3/18	LOC	1,600	1,600
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.750%	12/1/21		2,510	2,562
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/25		805	824
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/26		725	742
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	3.950%	11/1/43		1,100	1,102
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	3.750%	11/1/45		1,000	951
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	4.000%	11/1/48		825	822

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	3.900%	11/1/50		3,000	2,909
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	4.100%	11/1/53		500	500
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32		980	997
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.750%	10/1/35		10,000	9,950
New Jersey Institute of Technology Revenue	5.000%	7/1/22	(Prere.)	460	507
New Jersey Institute of Technology Revenue	5.000%	7/1/32		1,075	1,158
New Jersey Institute of Technology Revenue	5.000%	7/1/40		6,910	7,662
New Jersey Institute of Technology Revenue	5.000%	7/1/42		4,810	5,144
New Jersey Institute of Technology Revenue	5.000%	7/1/45		9,090	10,051
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		13,845	15,477
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		6,445	7,164
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		5,785	6,395
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		8,020	8,821
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		10,535	11,587
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		10,500	11,501
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30		2,715	2,975
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/32		3,000	3,236
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		2,810	3,013
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		2,810	2,998
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		2,325	2,469
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36		2,370	2,504
New Jersey Transportation Trust Fund Authority Revenue	4.000%	12/15/37	(15)	2,610	2,585
New Jersey Transportation Trust Fund Authority Revenue	4.250%	12/15/38		2,355	2,277
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25		4,500	4,784
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/27		4,820	5,157
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/31		1,500	1,608

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/32		10,000	10,440
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/33		4,500	4,689
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	0.000%	12/15/36		700	295
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.750%	6/15/38		2,850	2,929
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		10,550	10,993
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		6,575	6,776
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39		5,400	5,768
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41		7,700	8,121
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		3,585	3,703
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/45		1,000	1,037
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		5,385	5,583
[3] New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	12/15/18	(Prere.)	1,740	1,742
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20		5,000	5,176
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		250	273
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/23		3,900	3,256
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		1,315	1,002
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	(2)	2,000	1,463
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26		5,850	4,246
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28		5,245	5,513
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		3,955	2,589
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	(2)	755	500
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		14,380	9,413
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/29		2,785	2,956
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29	(4)	16,970	10,987
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/30		3,065	3,227
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/31		5,395	5,673
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		6,000	6,357

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31		12,195	6,760
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	(14)	14,190	8,079
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		8,275	8,820
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32		150	79
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32		995	524
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	(4)	24,280	13,532
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33		5,000	2,495
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/ 33		3,000	1,497
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/34		60	28
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/34		8,515	4,018
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	6/15/35		385	414
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35		170	76
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36		3,000	3,135
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/36		6,710	2,828
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		1,265	505
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		5,785	2,311
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		15,645	5,910
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		6,225	2,351
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38	(12)	6,900	6,908
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	12/15/38		3,360	3,364
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39		315	113
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41		8,000	8,386
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/42		15,535	16,013
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	(Prere.)	1,225	1,228
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	(Prere.)	2,275	2,281
New Jersey Turnpike Authority Revenue	5.250%	1/1/19	(Prere.)	10,000	10,026
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	10,355	11,403
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	5,395	5,941
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		2,800	3,251
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		3,000	3,422
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		2,000	2,308

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		3,000	3,462
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		3,250	3,604
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		3,100	3,562
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		3,000	3,318
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		15	17
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		1,250	1,431
New Jersey Turnpike Authority Revenue	4.000%	1/1/34		5,000	5,166
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		3,395	3,741
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		5,000	5,633
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		7,100	8,083
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		10	11
New Jersey Turnpike Authority Revenue	4.000%	1/1/35		2,000	2,057
New Jersey Turnpike Authority Revenue	5.000%	1/1/35		4,000	4,485
New Jersey Turnpike Authority Revenue	4.000%	1/1/36		650	666
New Jersey Turnpike Authority Revenue	5.000%	1/1/36		3,845	4,339
New Jersey Turnpike Authority Revenue	4.000%	1/1/37		2,500	2,554
New Jersey Turnpike Authority Revenue	5.000%	1/1/37		9,660	10,874
New Jersey Turnpike Authority Revenue	5.000%	1/1/40		6,045	6,754
New Jersey Turnpike Authority Revenue	4.000%	1/1/43		17,525	17,669
New Jersey Turnpike Authority Revenue	5.000%	1/1/43		3,200	3,437
New Jersey Turnpike Authority Revenue	5.000%	1/1/45		14,360	15,494
[2] New Jersey Turnpike Authority Revenue TOB VRDO	1.840%	12/7/18		6,665	6,665
Newark NJ Housing Authority Port Authority- Port Newark Marine Terminal Revenue (City of Newark Redevelopment Projects)	5.000%	1/1/32	(14)	2,500	2,832
Newark NJ Housing Authority Port Authority- Port Newark Marine Terminal Revenue (City of Newark Redevelopment Projects)	4.000%	1/1/37		8,500	8,661
Passaic County NJ Improvement Authority Government Loan Revenue (City of Paterson Project)	5.000%	6/15/34		1,000	1,137
Passaic County NJ Improvement Authority Government Loan Revenue (City of Paterson Project)	5.000%	6/15/35		1,200	1,359
Passaic County NJ Improvement Authority Lease Revenue	5.000%	5/1/33		720	800
Passaic County NJ Improvement Authority Revenue (200 Hospital Plaza Corp. Project)	5.000%	5/1/42		2,500	2,748
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32	(4)	1,385	1,550
Pennsauken Township NJ School District GO	4.000%	7/15/38		2,525	2,568
Port Authority of New York & New Jersey Revenue	5.375%	3/1/28		1,280	1,472
Port Authority of New York & New Jersey Revenue	5.000%	12/1/34		7,000	7,757
Port Authority of New York & New Jersey Revenue	5.000%	11/15/35		2,000	2,285
Port Authority of New York & New Jersey Revenue	5.000%	11/15/36		5,000	5,691
Port Authority of New York & New Jersey Revenue	5.000%	7/15/38		3,605	4,103
Port Authority of New York & New Jersey Revenue	5.000%	9/1/39		4,090	4,514

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey Revenue	4.000%	9/1/43	10,000	10,161
Port Authority of New York & New Jersey Revenue	5.000%	10/15/47	4,000	4,444
Port Authority of New York & New Jersey Revenue	5.000%	9/1/48	9,250	10,403
Port Authority of New York & New Jersey Revenue	5.250%	10/15/55	5,250	5,864
Port Authority of New York & New Jersey Revenue	5.250%	11/15/56	10,010	11,223
Port Authority of New York & New Jersey Revenue	5.000%	4/15/57	4,000	4,404
Port Authority of New York & New Jersey Revenue	5.000%	5/15/57	3,000	3,326
Port Authority of New York & New Jersey Revenue	5.250%	11/15/57	14,405	16,268
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	5,000	5,317
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	5,000	5,323
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	7,699
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,010	3,300
Rutgers State University New Jersey Revenue	5.000%	5/1/38	14,290	15,661
Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	14,942
Rutgers State University New Jersey Revenue VRDO	1.690%	12/3/18	38,920	38,920
South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	2,440	2,598
South Jersey NJ Port Corp. Revenue	5.000%	1/1/49	2,500	2,669
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,193
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,002
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,278
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,332
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,146
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	4,250	4,503
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29	2,050	2,165
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30	450	485
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,304
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22	1,000	1,074
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/25	1,200	1,333
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,040	1,162

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27		4,000	3,944
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/28		1,955	2,192
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29		1,500	1,673
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30		1,500	1,662
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31		1,500	1,655
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32		1,500	1,647
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/33		1,500	1,640
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34		2,000	2,178
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35		2,500	2,712
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36		2,000	2,158
Tobacco Settlement Financing Corp. New Jersey Revenue	4.000%	6/1/37		3,000	2,901
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37		2,000	2,153
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		13,000	13,017
Tobacco Settlement Financing Corp. New Jersey Revenue	5.250%	6/1/46		8,000	8,478
Trenton NJ GO	5.000%	7/15/37	(4)	1,055	1,167
Trenton NJ GO	5.000%	7/15/40	(4)	500	546
Union County NJ Improvement Authority Lease Revenue (Family Court Building Project)	5.000%	5/1/42		5,000	5,374
					2,071,011
Guam (0.3%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.500%	7/1/43		3,000	3,172
Guam Power Authority Revenue	5.000%	10/1/27		1,135	1,224
Guam Power Authority Revenue	5.000%	10/1/29		1,355	1,448
					5,844
Total Tax-Exempt Municipal Bonds (Cost $2,052,144)					2,076,855

New Jersey Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.8%)
Other Assets
Investment in Vanguard	111
Receivables for Accrued Income	32,398
Receivables for Capital Shares Issued	627
Variation Margin Receivable—Futures Contracts	29
Other Assets	206
Total Other Assets	33,371
Liabilities
Payables for Investment Securities Purchased	(11,612)
Payables for Capital Shares Redeemed	(1,687)
Payables for Distributions	(1,799)
Payables to Vanguard	(1,466)
Variation Margin Payable—Futures Contracts	(63)
Total Liabilities	(16,627)
Net Assets (100%)	2,093,599

At November 30, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	2,060,965
Total Distributable Earnings (Loss)	32,634
Net Assets	2,093,599

Investor Shares–Net Assets
Applicable to 19,441,301 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	229,037
Net Asset Value Per Share–Investor Shares	$11.78

Admiral Shares–Net Assets
Applicable to 158,269,849 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,864,562
Net Asset Value Per Share–Admiral Shares	$11.78

•  See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $21,125,000, representing 1.0% of net assets.

3 Securities with a value of $601,000 have been segregated as initial margin for open futures contracts. A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	March 2019	213	44,940	28
5-Year U.S. Treasury Note	March 2019	124	14,007	11
Ultra 10-Year U.S. Treasury Note	March 2019	49	6,199	22
				61

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2019	(121)	(18,441)	(43)
10-Year U.S. Treasury Note	March 2019	(111)	(13,259)	(26)
				(69)
				(8)

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2018
($000)
Investment Income
Income
Interest	77,838
Total Income	77,838
Expenses
The Vanguard Group—Note B
Investment Advisory Services	267
Management and Administrative—Investor Shares	305
Management and Administrative—Admiral Shares	1,295
Marketing and Distribution—Investor Shares	44
Marketing and Distribution—Admiral Shares	95
Custodian Fees	13
Auditing Fees	35
Shareholders’ Reports and Proxy—Investor Shares	14
Shareholders’ Reports and Proxy—Admiral Shares	13
Trustees’ Fees and Expenses	1
Total Expenses	2,082
Net Investment Income	75,756
Realized Net Gain (Loss)
Investment Securities Sold	9,398
Futures Contracts	53
Realized Net Gain (Loss)	9,451
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(53,087)
Futures Contracts	(22)
Change in Unrealized Appreciation (Depreciation)	(53,109)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,098

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,756	74,238
Realized Net Gain (Loss)	9,451	11,296
Change in Unrealized Appreciation (Depreciation)	(53,109)	73,252
Net Increase (Decrease) in Net Assets Resulting from Operations	32,098	158,786
Distributions
Net Investment Income
Investor Shares	(8,278)	(8,287)
Admiral Shares	(67,557)	(65,484)
Realized Capital Gain[1]
Investor Shares	(1,291)	(1,883)
Admiral Shares	(10,355)	(14,150)
Total Distributions	(87,481)	(89,804)
Capital Share Transactions
Investor Shares	289	(6,486)
Admiral Shares	38,927	71,481
Net Increase (Decrease) from Capital Share Transactions	39,216	64,995
Total Increase (Decrease)	(16,167)	133,977
Net Assets
Beginning of Period	2,109,766	1,975,789
End of Period	2,093,599	2,109,766

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $819,000 and $33,000 respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.09	$11.69	$12.00	$12.22	$11.66
Investment Operations
Net Investment Income	.419 [1]	.425 [1]	.430	.427	.431
Net Realized and Unrealized Gain (Loss) on Investments	(.242)	.494	(.289)	(.167)	.582
Total from Investment Operations	.177	.919	.141	.260	1.013
Distributions
Dividends from Net Investment Income	(.420)	(.422)	(.430)	(.427)	(.431)
Distributions from Realized Capital Gains	(.067)	(.097)	(.021)	(.053)	(.022)
Total Distributions	(.487)	(.519)	(.451)	(.480)	(.453)
Net Asset Value, End of Period	$11.78	$12.09	$11.69	$12.00	$12.22

Total Return[2]	1.49%	8.03%	1.06%	2.17%	8.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$229	$235	$234	$241	$246
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.53%	3.57%	3.50%	3.54%	3.58%
Portfolio Turnover Rate	19%	19%	19%	25%	20%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.09	$11.69	$12.00	$12.22	$11.66
Investment Operations
Net Investment Income	.429 [1]	.437 [1]	.443	.436	.441
Net Realized and Unrealized Gain (Loss) on Investments	(.242)	.494	(.289)	(.167)	.582
Total from Investment Operations	.187	.931	.154	.269	1.023
Distributions
Dividends from Net Investment Income	(.430)	(.434)	(.443)	(.436)	(.441)
Distributions from Realized Capital Gains	(.067)	(.097)	(.021)	(.053)	(.022)
Total Distributions	(.497)	(.531)	(.464)	(.489)	(.463)
Net Asset Value, End of Period	$11.78	$12.09	$11.69	$12.00	$12.22

Total Return[2]	1.57%	8.14%	1.16%	2.25%	8.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,865	$1,875	$1,742	$1,738	$1,755
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.61%	3.67%	3.60%	3.62%	3.66%
Portfolio Turnover Rate	19%	19%	19%	25%	20%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2018, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

New Jersey Long-Term Tax-Exempt Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs);

New Jersey Long-Term Tax-Exempt Fund

the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2018, the fund had contributed to Vanguard capital in the amount of $111,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,076,855	—
Futures Contracts—Assets[1]	29	—	—
Futures Contracts—Liabilities[1]	(63)	—	—
Total	(34)	2,076,855	—

1 Represents variation margin on the last day of the reporting period.

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	630
Total Distributable Earnings (Loss)	(630)

New Jersey Long-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles; the realization of unrealized gains or losses on certain futures contracts and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	3,306
Undistributed Long-Term Gains	8,249
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	24,251

As of November 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,052,604
Gross Unrealized Appreciation	41,376
Gross Unrealized Depreciation	(17,125)
Net Unrealized Appreciation (Depreciation)	24,251

E.  During the year ended November 30, 2018, the fund purchased $431,499,000 of investment securities and sold $379,554,000 of investment securities, other than U.S. government securities and temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2018, such purchases and sales were $120,600,000 and $151,137,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

New Jersey Long-Term Tax-Exempt Fund

F.  Capital share transactions for each class of shares were:

			Year Ended November 30,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	60,864	5,111	55,947	4,708
Issued in Lieu of Cash Distributions	7,770	652	8,325	702
Redeemed	(68,345)	(5,754)	(70,758)	(5,959)
Net Increase (Decrease)—Investor Shares	289	9	(6,486)	(549)
Admiral Shares
Issued	238,561	20,065	247,903	20,877
Issued in Lieu of Cash Distributions	55,011	4,616	56,853	4,791
Redeemed	(254,645)	(21,427)	(233,275)	(19,704)
Net Increase (Decrease)—Admiral Shares	38,927	3,254	71,481	5,964

G.  Management has determined that no events or transactions occurred subsequent to November 30, 2018, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard New Jersey Tax-Free Funds and Shareholders of Vanguard New Jersey Municipal Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard New Jersey Municipal Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund (constituting Vanguard New Jersey Tax-Free Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2018, the related statements of operations for the year ended November 30, 2018, the statements of changes in net assets for each of the two years in the period ended November 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2018 and each of the financial highlights for each of the five years in the period ended November 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 17, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2018 tax information (unaudited) for Vanguard New Jersey Tax-Exempt Funds

This information for the fiscal year ended November 30, 2018, is included pursuant to provisions of the Internal Revenue Code.

The Long-Term Tax-Exempt Fund distributed $11,458,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

Each fund designates 100% of its income dividends as exempt-interest dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays NJ Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the New Jersey Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the New Jersey Long-Term Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the New Jersey Long-Term Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the New Jersey Long-Term Tax-Exempt Fund or the owners of the New Jersey Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the New Jersey Long-Term Tax-Exempt Fund. Investors acquire the New Jersey Long-Term Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the New Jersey Long-Term Tax-Exempt Fund. The New Jersey Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the New Jersey Long-Term Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the New Jersey Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New Jersey Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the New Jersey Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the New Jersey Long-Term Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the New Jersey Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the New Jersey Long-Term Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE NEW JERSEY LONG-TERM TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1   Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q140 012019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2018: $64,000
Fiscal Year Ended November 30, 2017: $66,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2018: $9,734,277
Fiscal Year Ended November 30, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2018: $5,581,336
Fiscal Year Ended November 30, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2018: $347,985
Fiscal Year Ended November 30, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2018: $0
Fiscal Year Ended November 30, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)      (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2018: $347,985
Fiscal Year Ended November 30, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures.  The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Code of Ethics.

(b)        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2019

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 22, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.